Value Line Mid Cap Focused Fund, Inc.

Schedule of Investments

Shares		Value
COMMON STOCKS 97.3%
	CONSUMER DISCRETIONARY 7.6%
	DISTRIBUTION & WHOLESALE 4.9%
62,700	Pool Corp.	$20,975,658
	ENTERTAINMENT 2.7%
72,195	Churchill Downs, Inc.	11,826,985
		32,802,643
	CONSUMER STAPLES 6.5%
	FOOD 1.8%
59,800	J&J Snack Foods Corp.	7,797,322
	HOUSEHOLD PRODUCTS 4.7%
218,600	Church & Dwight Co., Inc.	20,485,006
		28,282,328
	FINANCIALS 8.2%
	INSURANCE 8.2%
154,992	American Financial Group, Inc.	10,381,364
409,400	Arch Capital Group, Ltd. *	11,974,950
214,192	Berkley (W.R.) Corp.	13,097,841
		35,454,155
	HEALTHCARE 10.2%
	ELECTRONICS 4.7%
20,800	Mettler-Toledo International, Inc. *	20,087,600
	HEALTHCARE PRODUCTS 1.3%
17,200	Cooper Cos., Inc. (The)	5,798,464
	HEALTHCARE SERVICES 4.2%
37,700	Chemed Corp.	18,109,195
		43,995,259
	INDUSTRIALS 27.8%
	AEROSPACE & DEFENSE 12.8%
187,683	HEICO Corp. (1)	19,642,903
71,500	Teledyne Technologies, Inc. *	22,180,015
28,400	TransDigm Group, Inc.	13,493,408
		55,316,326
	BUILDING MATERIALS 3.9%
61,800	Lennox International, Inc.	16,847,298
	COMMERCIAL SERVICES 2.6%
206,700	Rollins, Inc. (1)	11,201,073
	ELECTRONICS 1.9%
21,400	Roper Technologies, Inc.	8,455,354
	ENGINEERING & CONSTRUCTION 1.9%
114,600	Exponent, Inc.	8,254,638
	ENVIRONMENTAL CONTROL 2.8%
115,750	Waste Connections, Inc.	12,014,850
	HOUSEWARES 0.4%
20,300	Toro Co. (The)	1,704,185
	MISCELLANEOUS MANUFACTURERS 1.5%
53,800	Carlisle Companies, Inc.	6,583,506
		120,377,230
	INFORMATION TECHNOLOGY 28.3%
	COMMERCIAL SERVICES 2.1%
72,800	Gartner, Inc. *	9,096,360
	COMPUTERS 2.0%
126,700	CGI, Inc. *(1)	8,586,459
	SOFTWARE 24.2%
82,900	ANSYS, Inc. *	27,127,367
163,200	Cadence Design Systems, Inc. *	17,402,016
39,900	Fair Isaac Corp. *	16,972,662
35,800	Fiserv, Inc. *	3,689,190
125,308	Jack Henry & Associates, Inc.	20,373,827
88,700	Open Text Corp.	3,746,688
45,300	Tyler Technologies, Inc. *	15,789,768
		105,101,518
		122,784,337
	MATERIALS 6.1%
	MISCELLANEOUS MANUFACTURERS 2.6%
100,700	AptarGroup, Inc.	11,399,240
	PACKAGING & CONTAINERS 3.5%
179,800	Ball Corp.	14,944,976
		26,344,216
	REAL ESTATE 2.6%
183,300	Equity Lifestyle Properties, Inc. REIT	11,236,290
TOTAL COMMON STOCKS (Cost $ 304,900,172)		421,276,458
SHORT-TERM INVESTMENTS 3.4%
	MONEY MARKET FUNDS 3.4%
11,565,967	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.026% (2)	11,565,967

September 30, 2020

Shares		Value
3,185,250	State Street Navigator Securities Lending Government Money Market Portfolio (3)	$3,185,250
		14,751,217
TOTAL SHORT-TERM INVESTMENTS (Cost $14,751,217)		14,751,217
TOTAL INVESTMENT SECURITIES (4) 100.7% (Cost $ 319,651,389)		$436,027,675
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.7)%		(3,022,479)
NET ASSETS 100.0%		$433,005,196

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2020, the market value of the securities on loan was $9,777,929.
(2)	Rate reflects 7 day yield as of September 30, 2020.
(3)	Securities with an aggregate market value of $9,777,929 were out on loan in exchange for collateral including $3,185,250 of cash collateral as of September 30, 2020. The collateral was invested in a cash collateral reinvestment vehicle.
(4)	For federal income tax purposes, the aggregate cost was $319,651,389, aggregate gross unrealized appreciation was $125,392,541, aggregate gross unrealized depreciation was $9,016,255 and the net unrealized appreciation was $116,376,286.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$421,276,458	$—	$—	421,276,458
Short-Term Investments	14,751,217	—	—	14,751,217
Total Investments in Securities	$436,027,675	$—	$—	$436,027,675

*	See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.